Transactions with related parties	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Transactions with related parties
Transactions with related parties

15. Transactions with related parties

All related party transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. All amounts either due from or due to related parties other than specifically disclosed are non-interest bearing, unsecured and have no fixed terms of repayments. The Company incurred the following transactions with related parties during the periods ended September 30, 2024 and September 30, 2023:

Compensation to key management personnel

Key management personnel are those people who have authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Directors.

Key Management Personnel	September 30, 2024	September 30, 2023
Short term benefits	448,016	89,402
Total	448,016	89,402

Short term benefits consist of consulting fees, director’s fees, payroll and other benefits paid to key management personnel.

15. Transactions with related parties

All related party transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. All amounts either due from or due to related parties other than specifically disclosed are non-interest bearing, unsecured and have no fixed terms of repayments. The Company incurred the following transactions with related parties during the years ended March 31, 2024 and March 31, 2023:

Compensation to key management personnel

Key management personnel are those people who have authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Directors.

Key Management Personnel	March 31, 2024	March 31, 2023
Short term benefits	465,702	593,729
Share based compensation	233,295	174,782
Total	698,997	768,511

Short term benefits consist of consulting fees, director’s fees, payroll and other benefits paid to key management personnel. Share based compensation is options granted to key management personnel.